Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information	Segment information
Operating segment
We regard our fleet as one single operating segment. The Chief Operating Decision Maker, which is the Board of Directors, review performance at this level as an aggregated sum of assets, liabilities and operating income.
A breakdown of our revenues by customer for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
BP	75.8%	67.6%	68.0%
Reliance	8.6%	—%	—%
ExxonMobil	8.3%	11.0%	0.3%
Petronas	5.5%	9.9%	—%
Chevron	—%	7.2%	8.5%
Tullow	—%	—%	19.8%
Other	1.8%	4.3%	3.4%
Total	100%	100%	100%
Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2020, 2019 and 2018 and fixed assets as of December 31, 2020 and 2019 by geographic area:
Revenues

(In $ millions)	2020	2019	2018
United States	409.4	539.1	618.1
India	46.0	—	—
Canada	45.2	60.9	85.3
Malaysia	36.9	40.1	—
Thailand	0.2	53.8	88.7
Gabon	0.2	21.2	—
Myanmar	—	17.8	—
Ghana	—	—	205.5
Other	0.2	17.1	40.6
Total	538.1	750.0	1,038.2
Fixed Assets—Drilling Units (1)

(In $ millions)	2020	2019
United States	153.8	2,561.7
Malaysia	88.2	607.1
India	53.9	—
Canada	53.8	451.7
Aruba	51.5	—
Singapore	27.1	108.8
Namibia	—	502.5
Norway	—	499.2
Thailand	—	109.8
Total	428.3	4,840.8
(1)The fixed assets referred to in the table above include the 11 drilling units at December 31, 2020 and December 31, 2019. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.